CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Cash flows from operating activities:
Net income	$ 153,001,000	¥ 12,722,000,000	¥ 13,578,000,000	¥ 11,514,000,000
Adjustments to reconcile net income to net cash provided by operating activities -
Depreciation and amortization	148,984,000	12,388,000,000	12,899,000,000	13,731,000,000
Provision for doubtful receivables	(2,309,000)	(192,000,000)	259,000,000	209,000,000
Restructuring and impairment charges			2,339,000,000	11,121,000,000
Earthquake and related impairment charges	53,578,000	4,455,000,000
Gain on bargain purchase	(30,583,000)	(2,543,000,000)
Loss (gain) on sale or disposal of property and equipment, net	3,259,000	271,000,000	822,000,000	(337,000,000)
Equity in net loss (income) of affiliated company	(493,000)	(41,000,000)	(56,000,000)	2,490,000,000
Deferred income taxes	(11,040,000)	(918,000,000)	(3,577,000,000)	(4,811,000,000)
Change in assets and liabilities, net of businesses acquired:
Decrease (increase) in trade notes and accounts receivable	28,683,000	2,385,000,000	(261,000,000)	175,000,000
Increase in inventories	(31,654,000)	(2,632,000,000)	(2,455,000,000)	(1,424,000,000)
Decrease (increase) in other receivables	240,000	20,000,000	(406,000,000)	1,111,000,000
Decrease (increase) in prepaid expense	1,215,000	101,000,000	(24,000,000)	(918,000,000)
Increase (decrease) in trade notes and accounts payable	28,346,000	2,357,000,000	(949,000,000)	(556,000,000)
Increase (decrease) in accrued income taxes, net of tax refunds	6,927,000	576,000,000	(2,526,000,000)	(2,157,000,000)
Decrease in accrued expenses	(5,111,000)	(425,000,000)	(262,000,000)	(1,266,000,000)
Decrease in deferred revenue	(13,915,000)	(1,157,000,000)	(1,294,000,000)	(234,000,000)
Decrease in advance received	(2,225,000)	(185,000,000)	(478,000,000)	(796,000,000)
Decrease in deposits	(1,407,000)	(117,000,000)	(396,000,000)	(93,000,000)
Other, net	(5,532,000)	(460,000,000)	(2,916,000,000)	2,372,000,000
Net cash provided by operating activities	319,964,000	26,605,000,000	14,297,000,000	30,131,000,000
Cash flows from investing activities:
Capital expenditures, including interest capitalized	(126,927,000)	(10,554,000,000)	(6,318,000,000)	(8,531,000,000)
Proceeds from sales of property and equipment	96,000	8,000,000	10,000,000	1,355,000,000
Acquisition of new subsidiaries, net of cash acquired	8,166,000	679,000,000
Decrease (increase) in lease deposits, net	5,977,000	497,000,000	(374,000,000)	1,616,000,000
Net increase in term deposits	(16,981,000)	(1,412,000,000)
Other, net	108,000	9,000,000	233,000,000	(155,000,000)
Net cash used in investing activities	(129,561,000)	(10,773,000,000)	(6,449,000,000)	(5,715,000,000)
Cash flows from financing activities:
Net increase in short-term borrowings	8,178,000	680,000,000
Repayments of long-term debt	(3,343,000)	(278,000,000)	(592,000,000)	(592,000,000)
Redemption of bonds				(5,000,000,000)
Principal payments under capital lease obligations	(32,207,000)	(2,678,000,000)	(2,581,000,000)	(2,886,000,000)
Dividends paid	(69,573,000)	(5,785,000,000)	(7,569,000,000)	(7,414,000,000)
Purchases of treasury stock by parent company	(1,215,000)	(101,000,000)	(3,000,000)	(5,576,000,000)
Proceeds from sale-leaseback transaction	23,752,000	1,975,000,000
Other, net	60,000	5,000,000	1,000,000	464,000,000
Net cash used in financing activities	(74,348,000)	(6,182,000,000)	(10,744,000,000)	(21,004,000,000)
Effect of exchange rate changes on cash and cash equivalents	(10,210,000)	(849,000,000)	68,000,000	(1,974,000,000)
Net increase (decrease) in cash and cash equivalents	105,845,000	8,801,000,000	(2,828,000,000)	1,438,000,000
Cash and cash equivalents, beginning of year	610,222,000	50,740,000,000	53,568,000,000	52,130,000,000
Cash and cash equivalents, end of year	$ 716,067,000	¥ 59,541,000,000	¥ 50,740,000,000	¥ 53,568,000,000